Taxation - Income tax benefit (expense) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Deferred taxation
Taxation	$ 94	$ 134	$ 312
South Africa
Disclosure of Income Taxes [Line Items]
Normal taxation	1	0	0
Prior year under (over) provision	0	(1)	(1)
Deferred taxation
Taxation	1	(1)	(1)
Foreign taxation
Disclosure of Income Taxes [Line Items]
Normal taxation	87	115	252
Prior year under (over) provision	0	0	(3)
Deferred taxation
Temporary differences	3	14	52
Prior year (over) under provision	0	0	4
Change in estimate	3	4	6
Change in statutory tax rate	0	2	2
Taxation	$ 93	$ 135	$ 313